INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE	The income tax expense consists of the following items:
	2022	2021
Current	$(257)	$1,489
Deferred	(452)	122
Total tax expense	$(709)	$1,611

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (LIABILITIES)

Components of deferred tax assets (liabilities) are as follows:

	2022	2021
Deferred tax assets:
Lease liability	$1,071	$1,221
Stock based compensation	139	35
Accrued expenses	506	-
Allowance for bad debt	75	59
Research and development credit	200	-
Fixed assets and intangibles	25	-
Interest expense	1,595	-
Prepaid expenses	960	-
Net Operating Loss	3,727	-
Inventory (Sec. 263A)	62	45
Deferred tax asset	$8,360	$1,360

Deferred tax liabilities:
Right of Use Asset	$1,036	$1,207
Fixed assets and intangibles	-	606
Deferred tax liability	$1,036	$1,813
Net deferred tax asset (liability)	$7,324	$(453)
Valuation Allowance	(7,324)	-
Net deferred tax asset	$-	$(453)

SCHEDULE OF RECONCILIATION BETWEEN THE EFFECTIVE TAX RATE ON INCOME FROM CONTINUING OPERATIONS AND THE STATUTORY RATE

Reconciliation between the effective tax rate on income from continuing operations and the statutory rate for the years ended December 31, 2022 and 2021, are as follows:

	2022		2021
	Tax	Percentage	Tax	Percentage
Book income (loss) before taxes	$(8,459)	21.00%	$1,249	21.00%
Permanent differences (transaction costs)	2,185	(5.42)%	-	-
Permanent differences (warrants)	(1,144)	2.84%	-	-
Permanent differences (other -other than tax)	458	(1.14)%	188	3.16%
State taxes, net	(722)	1.79%	128	2.15%
Deferred true-up	(288)	0.71%	56	0.94%
Research and development credits	(200)	0.50%
Uncertain tax positions	128	(0.32)%	(19)	(0.32)%
Other	9	(0.02)%	9	0.15%
Change in valuation allowance	7,324	(18.18)%	-	-
Total	$(709)		$1,611
Effective tax rate		1.76%		27.08%

SCHEDULE OF GROSS UNCERTAIN TAX POSITIONS

The roll-forward of the Company’s gross uncertain tax positions is as follows:

Gross Uncertain Tax Position
Balance January 1, 2021	$19
Additions for current year tax positions	-
Reductions for prior year tax positions	(19)
Balance- December 31, 2021	-
Additions for current year tax positions	128
Balance- December 31, 2022	$128